Vessels Net	6 Months Ended
Jun. 30, 2018
Vessels, Net [Abstract]
VESSELS, NET

NOTE 4: VESSELS, NET

	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2017	$487,640	$(131,420)	$356,220
Additions	45,526	(10,483)	35,043
Disposals	(76,382)	30,285	(46,097)
Balance at June 30, 2018	$456,784	$(111,618)	$345,166

On March 29, 2018, Navios Midstream acquired from Navios Acquisition the Nave Galactic for a total acquisition cost of $45,526 out of which $44,950 was paid in cash. The working capital acquired was $(576).

The Nave Galactic’s acquisition was effected through the acquisition of all of the capital stock of the vessel-owning company, which held the ownership and other contractual rights and obligations related to the acquired vessel Management accounted for the transaction as an asset acquisition under ASC 805.

On March 22, 2018, Navios Midstream sold the Shinyo Kannika to an unaffiliated third party for net cash proceeds of $16,206. The loss on sale of the vessel, upon write-off of the unamortized dry-docking, was $32,444 and is separately presented under Loss on sale of asset in the condensed consolidated statements of operations.